Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue from Contract with Customer, Excluding Assessed Tax	$ 52,314	$ 30,063
Online
Revenue from Contract with Customer, Excluding Assessed Tax	50,680	28,524
Wholesale
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,634	$ 1,539